Government grant (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Government Grants [Abstract]
Interest-free loan from Canada Emergency Business Account (CEBA)	$ 0	$ 0	$ 60,000
Description of loan forgiveness	Repayment of $40,000 by December 31, 2023 results in a $20,000 loan forgiveness.
Term of loan	3 years
Interest rate on loan	5.00%
Estimated initial carrying value of loan	$ 26,663
Discount rate on loan	18.00%
Loan liability	$ 13,378
Accretion on CEBA loan	6,701	5,528	0
Government grant income	$ 2,818	$ 2,819	$ 22,105